Summary of Significant Accounting Policies - Schedule of Company’s Financial Assets and Liabilities (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Assets:
Investments in marketable securities	RM 33,237,789	$ 8,142,525	RM 29,183,340
Quoted Prices in Active Market (Level 1) [Member]
Assets:
Investments in marketable securities	33,237,789		29,183,340
Significant Other Observable Input (Level 2) [Member]
Assets:
Investments in marketable securities
Significant Other Unobservable Input (Level 3) [Member]
Assets:
Investments in marketable securities